Shareholder Report, Holdings (Details) - Robinson Alternative Yield Pre-Merger SPAC ETF	Oct. 31, 2024
Black Spade Acquisition II Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Spree Acquisition Corp. 1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Capitalworks Emerging Markets Acquisition Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Launch Two Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Arogo Capital Acquisition Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Concord Acquisition Corp. II - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Plum Acquisition Corp. III [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Healthcare AI Acquisition Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ESH Acquisition Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
GP-Act III Acquisition Corp - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Common Stocks (Special Purpose Acquisition Companies) [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Rights (Special Purpose Acquisition Companies) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Warrants (Special Purpose Acquisition Companies) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%